Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes Tables
Income tax rate

Income tax expense attributable to income from operations for 2014 differed from the amount computed by applying the U.S. federal income tax rate of 34% to pretax loss from operations primarily as a result of state tax credit, and fair value of derivative liabilities.

%
Tax credit computed at the federal statutory rate	(34.0)
State tax credit, net of federal tax benefit	(5.3)
Fair value of derivative liabilities	36.4
Other	3.4
Effective rate	(0.5)

Components of income tax expense (benefit)

The components of income tax expense (benefit) reflected in the Consolidated Statements of Operations are as follows for the years ended December 31, 2014 and period ended 2013:

Deferred:
Federal	$(897,000)	$-
State and local	(140,000)	-
Total income tax benefit	$(1,037,000)	$-

Deferred tax assets and liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below as of December 31, 2014 and 2013:

	2014	2013
Deferred Tax:
Current:
Vacation accrual	$87,000	$-
Earn out adjustment	80,000	-
Change in entity tax status	(79,000)	-
Debt discount	(27,000)	-
Valuation allowance	(61,000)	-
Net current deferred asset	-	-
Long term:
Deferred rent	94,000	-
Accrued compensation	95,000	-
Earn out adjustment	35,000	-
Non-qualified stock options	9,000	-
Net operating loss carryforward	5,875,000	211,000
Debt discount	(488,000)	-
Change in entity tax status	(159,000)	-
Intangible assets	(713,000)	-
Property and equipment	(193,000)	-
Valuation allowance	(4,555,000)	(211,000)
Net long term deferred liability	-	-
Net deferred tax	$-	$-